Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

Changes in the carrying amount of the Company's goodwill for the six months ended June 30, 2014, are as follows (in millions):

Goodwill as of December 31, 2013	$1,195.9
Goodwill acquired	7.7
Translation differences	(0.3)
Goodwill as of June 30, 2014	$1,203.3

Schedule of Finite-Lived Intangible Assets

Other intangible assets consisted of the following (in thousands):

	June 30, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Developed technology	$474,750	$81,007	$447,842	$54,029
Patents	14,378	7,324	14,065	6,523
Trademarks and trade names	59,046	6,644	59,019	3,817
Customer relationships	102,995	17,452	100,679	10,793
Non-compete agreement	10,843	2,579	10,354	1,249
Capitalized software development costs	17,137	14,092	16,612	13,828
In process research and development	37,515	-	63,998	-

	716,664	$129,098	712,569	$90,239
Accumulated amortization	129,098		90,239
Net book value of amortizable intangible assets	$587,566		$622,330

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

 As of June 30, 2014, estimated amortization expense relating to intangible assets currently subject to amortization for each of the next five years and thereafter was as follows (in thousands):

Remaining 6 months of 2014	$39,566
2015	79,130
2016	78,335
2017	76,713
2018	70,800
Thereafter	205,507